Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) vessel	Jul. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount				$ 233,594,000	$ 340,722,000
Amortization expense				14,000,000	14,900,000	$ 13,600,000
Depreciation and amortization				13,100,000	14,900,000	13,600,000
Amortization of intangible assets, 2018				15,300,000
Amortization of intangible assets, 2019				13,800,000
Amortization of intangible assets, 2020				13,300,000
Amortization of intangible assets, 2021				13,100,000
Amortization of intangible assets, 2022				12,900,000
Amortization of intangible assets, thereafter				24,600,000
Amortization of in-process revenue				(26,958,000)	(28,109,000)	(30,085,000)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount				22,500,000	22,500,000
Time-charter
Finite-Lived Intangible Assets [Line Items]
Amortization expense				900,000	0	0
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount				193,194,000	$ 317,222,000
Teekay Offshore | FPSO
Finite-Lived Intangible Assets [Line Items]
Number of vessels | vessel					1
Teekay Offshore | Customer contracts | FPSO
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount					$ 63,000,000
Ship-to-Ship Transfer Business (SPT) | Teekay Tankers
Finite-Lived Intangible Assets [Line Items]
Decrease in intangible assets			$ 8,400,000
Number of vessels | vessel	6
Ship-to-Ship Transfer Business (SPT) | Teekay Tankers | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 30,900,000	$ 30,900,000
Amortization period		10 years
Amortization expense				$ 3,200,000	3,600,000
BG Joint Venture | Teekay LNG | Shipbuilding supervision and crew training services | Newbuildings
Finite-Lived Intangible Assets [Line Items]
Number of vessels | vessel				4
Teekay Petrojarl and Omi Corporation
Finite-Lived Intangible Assets [Line Items]
Amortization of in-process revenue				$ 27,200,000	$ 28,100,000	$ 30,100,000
Amortization of in-process revenue contracts, 2018				14,100,000
Amortization of in-process revenue contracts, 2019				6,300,000
Amortization of in-process revenue contracts, 2020				5,900,000
Amortization of in-process revenue contracts, 2021				5,900,000
Amortization of in-process revenue contracts, 2022				$ 5,900,000